Sound Equity Dividend Income ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 12.5%
Citigroup, Inc.	8,324	$917,222
Citizens Financial Group, Inc.	18,564	1,117,367
M&T Bank Corp.	4,128	895,693
Provident Financial Services, Inc.	39,928	840,085
		3,770,367

Consumer Discretionary Products - 6.5%
Hasbro, Inc.	9,702	966,222
Scotts Miracle-Gro Co.	14,398	1,009,588
		1,975,810

Consumer Discretionary Services - 1.2%
Wendy’s Co.	46,720	357,875

Consumer Staple Products - 7.9%
Kraft Heinz Co.	21,361	525,694
PepsiCo, Inc.	4,597	780,295
Perrigo Co. PLC	82,076	1,085,045
		2,391,034

Financial Services - 4.5%
Fidelity National Financial, Inc.	9,706	513,253
Franklin Resources, Inc.	31,713	841,663
		1,354,916

Health Care - 10.2%
AbbVie, Inc.	3,321	770,738
GSK PLC, ADR	23,311	1,378,379
Pfizer, Inc.	33,564	928,045
		3,077,162

Industrial Products - 2.2%
Stanley Black & Decker, Inc.	7,730	668,568

Industrial Services - 3.9%
United Parcel Service, Inc. - Class B	10,036	1,163,774

Insurance - 5.2%
Corebridge Financial, Inc.	22,147	572,278
F&G Annuities & Life, Inc.	583	13,205
Principal Financial Group, Inc.	10,404	992,750
		1,578,233

Materials - 9.4%
Amcor PLC	20,073	$972,135
Greif, Inc. - Class B	8,669	757,497
Sonoco Products Co.	19,665	1,110,483
		2,840,115

Media - 5.3%
Omnicom Group, Inc.	18,904	1,612,322

Oil & Gas - 12.5%
Enbridge, Inc.	22,986	1,221,476
HF Sinclair Corp.	16,254	812,863
ONEOK, Inc.	9,660	799,558
TotalEnergies SE, ADR	11,623	933,792
		3,767,689

Software & Tech Services - 2.2%
International Business Machines Corp.	2,772	665,862

Tech Hardware & Semiconductors - 2.9%
Cisco Systems, Inc.	11,047	877,795

Telecommunications - 3.3%
AT&T, Inc.	35,768	1,001,862

Utilities - 9.9%
Avista Corp.	24,312	987,554
Evergy, Inc.	9,067	758,545
Eversource Energy	16,120	1,228,505
		2,974,604

TOTAL COMMON STOCKS (Cost $25,465,958)		30,077,988

SHORT-TERM INVESTMENTS - 0.0%(a)	Shares	Value
Money Market Funds - 0.0%(a)
First American Government Obligations Fund - Class X, 3.60%(b)	11,340	11,340

TOTAL SHORT-TERM INVESTMENTS (Cost $11,340)		11,340

TOTAL INVESTMENTS - 99.6% (Cost $25,477,298)		$30,089,328
Other Assets in Excess of Liabilities - 0.4%		112,190
TOTAL NET ASSETS - 100.0%		$30,201,518

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.